Shareholders' equity - Non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized balance sheet
Current assets	$ 1,697,967	$ 1,838,907
Current liabilities	651,850	768,215
Non-current assets	4,037,439	4,122,617
Non-current liabilities	2,181,755	2,284,406
Accumulated non-controlling interest	425,208	422,068
Summarized income statement
Net revenues	2,491,202	2,449,484	$ 1,964,841
Net income for the year	90,976	165,265	110,509
Other comprehensive income (loss) for the year	(12,151)	1,814	14,117
Total comprehensive income (loss) for the year	78,825	167,079	124,626
Comprehensive income (loss) attributable to non- controlling interests	5,897	41,138	23,427
Summarized statement of cash flows
Net cash provided by operating activities	347,598	378,939	585,061
Net cash used in investing activities	(158,103)	(328,372)	(201,419)
Net cash used in financing activities	(177,410)	52,846	(92,238)
Increase in cash and cash equivalents	13,901	103,461	$ 294,161
NEXA PERU
Summarized balance sheet
Current assets	957,821	854,295
Current liabilities	248,938	236,558
Current net assets	708,883	617,737
Non-current assets	642,007	634,757
Non-current liabilities	581,172	624,856
Non-current net assets	60,835	9,901
Net assets	769,718	627,638
Accumulated non-controlling interest	373,838	361,265
Summarized income statement
Net revenues	827,537	911,745
Net income for the year	142,082	224,480
Other comprehensive income (loss) for the year		8,538
Total comprehensive income (loss) for the year	142,082	233,018
Comprehensive income (loss) attributable to non- controlling interests	13,621	30,207
Dividends paid to non-controlling interests		55,073
Summarized statement of cash flows
Net cash provided by operating activities	232,391	131,304
Net cash used in investing activities	(76,695)	(19,371)
Net cash used in financing activities		(335,297)
Increase in cash and cash equivalents	155,696	(223,364)
Pollarix S. A.
Summarized balance sheet
Current assets	10,280	6,717
Current liabilities	3,459	911
Current net assets	6,821	5,806
Non-current assets	91,702	110,246
Non-current liabilities	21,478	24,978
Non-current net assets	70,224	85,268
Net assets	77,045	91,074
Accumulated non-controlling interest	51,363	60,716
Summarized income statement
Net revenues	11,916	11,512
Net income for the year	3,742	12,187
Other comprehensive income (loss) for the year	(15,322)	4,210
Total comprehensive income (loss) for the year	(11,580)	16,397
Comprehensive income (loss) attributable to non- controlling interests	(7,724)	10,931
Dividends paid to non-controlling interests	2,137
Summarized statement of cash flows
Net cash provided by operating activities	7,201	16,137
Net cash used in investing activities	(762)	(80)
Net cash used in financing activities	(6,441)	(16,055)
Increase in cash and cash equivalents	$ (2)	$ 2